Note 19 - Financial Instruments (Details) - Changes in Fair Value of Level 3 Measurements $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Closing balance – December 31, 2014	$ 2,599
Closing balance – December 31, 2015	3,216
Other Comprehensive Income (Loss) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrants, included in Statement of Comprehensive income/(loss)	$ 617